PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001

                             PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001






                                    CONTENTS



Report of Independent Auditors.................................................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statements of Changes in Members' Capital......................................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................11

                         Report of Independent Auditors

To the Board of Directors of
  PW Sequoia Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Sequoia Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments and the schedule of investments by country, as of December 31, 2001, and the related statements of operations and changes in members' capital for the period from July 1, 2001 (commencement of operations) to December 31, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Tamarack International Fund, L.L.C. at December 31, 2001, and the results of its operations and changes in its members' capital for the period from July 1, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                                /s/ ERNST & YOUNG LLP

New York, New York
February 14, 2002

                                                         PW SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $118,329,063)         $ 137,440,148
Cash and cash equivalents                                          23,528,959
Receivables:
  Due from broker                                                   8,256,768
  Investments sold, not settled                                    12,143,295
  Interest                                                             34,013
  Dividends                                                            27,660
--------------------------------------------------------------------------------

TOTAL ASSETS                                                      181,430,843
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
  (proceeds of sales $10,986,702)                                  10,563,123
Payables:
  Withdrawals payable                                              10,334,701
  Investments purchased, not settled                                3,998,512
  Management fee                                                      164,876
  Administration fee                                                  118,187
  Professional fees                                                    33,500
  Miscellaneous                                                        36,851
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                  25,249,750
--------------------------------------------------------------------------------

NET ASSETS                                                      $ 156,181,093
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $ 136,646,429
Accumulated net unrealized appreciation on investments             19,534,664
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                $ 156,181,093
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                                      PW SEQUOIA FUND, L.L.C.
                                                      STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                 Year ended December 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                      $     839,017
  Dividends                                                           319,873
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                             1,158,890
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                    1,991,185
  Administration fee                                                  194,925
  Professional fees                                                    81,743
  Miscellaneous                                                        89,167
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                            2,357,020

  Interest expense                                                     76,548
  Dividend expense                                                     54,386
--------------------------------------------------------------------------------


TOTAL EXPENSES                                                      2,487,954
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                (1,329,064)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

  Net realized loss from investments                              (29,648,155)
  Change in net unrealized appreciation from investments           11,143,198
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                 (18,504,957)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                           $ (19,834,021)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                                         PW SEQUOIA FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------
                                                                                    PERIOD FROM
                                                                                   OCTOBER 1, 2000
                                                                                  (COMMENCEMENT OF
                                                                 YEAR ENDED      OPERATIONS) THROUGH
                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------

FROM OPERATIONS

  Net investment loss                                          $  (1,329,064)     $    (127,682)
  Net realized loss from investments                             (29,648,155)       (11,903,340)
  Change in net unrealized appreciation from investments          11,143,198          8,391,466
------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                            (19,834,021)        (3,639,556)
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                              34,789,556        154,210,895

  Member withdrawals                                             (10,334,701)                --

  Offering costs                                                     (21,573)                --

  Proceeds from Manager subscriptions                                     --          1,010,493
------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                           24,433,282        155,221,388
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL
              AT BEGINNING OF PERIOD                             151,581,832                  -
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                              $ 156,181,093      $ 151,581,832
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  4

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). Operations of the Fund commenced on October 1, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Redwood/Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA"), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C. ("FCM"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FPA will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. FPA is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at December 31, 2001 and 2000 was $872,931 and $973,819, respectively.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund were fair valued at December 31, 2001.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.  FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Fund reclassified $1,456,746 and $41,551,495 from accumulated net investment loss and accumulated net realized loss on investments to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets or Members' Capital.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of fund assets and debited against Members' capital accounts, excluding the Manager. A portion of

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         the fee will be paid by PWFA to FPA.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2001 was $1,191 and was recorded as an increase to the Manager's capital account. There was no Incentive Allocation recorded for Members which were not in the Fund for twelve months as of December 31, 2001, or for all Members for the period ended December 31, 2000 because a twelve month period had not lapsed for any individual Member.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2001 were $17,845.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally the Fund will reimburse out of pocket expenses incurred by PFPC Inc.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of common stocks for the year ended December 31, 2001, amounted to $1,095,791,608 and $1,095,985,958, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $431,159,223 and $436,849,039, respectively. Net realized gains resulting from short positions was $8,092,428 for the year ended December 31, 2001.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation from investments was $19,534,664 consisting of $22,191,920 gross unrealized appreciation and $2,657,256 gross unrealized depreciation.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2001, the Fund's average interest rate paid on borrowings was 5.45% and the average borrowings outstanding were $1,404,445. The Fund had no borrowings outstanding at December 31, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions.

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                PERIOD FROM OCTOBER 1, 2000
                                                                              YEAR             (COMMENCEMENT OF OPERATIONS)
                                                                              ENDED                       THROUGH
                                                                        DECEMBER 31, 2001             DECEMBER 31, 2000
                                                                        -----------------             -----------------
         Ratio of net investment loss to average net assets                     0.86%                         0.50%*
         Ratio of total expenses to average net assets                          1.60%                         2.74%*
         Portfolio turnover rate                                              420.05%                        59.72%
         Total return                                                         -11.87%**                      -3.94%**
         Average debt ratio                                                     0.89%                         2.60%
         Net asset value at end of period                                  $156,181,093                   $151,581,832

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                         PW SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (88.00%)
                 ---------------------
                 AGRICULTURAL CHEMICALS (1.21%)
        145,400  IMC Global, Inc.                                 $  1,890,200
                                                                  ------------
                 B2B/E-COMMERCE (0.76%)
        374,200  Click Commerce, Inc.*                               1,182,472
                                                                  ------------

                 BUILDING & CONSTRUCTION
                 PRODUCTS-MISCELLANEOUS (1.93%)
        108,000  Nortek, Inc.*                                       3,013,200
                                                                  ------------

                 BUILDING-RESIDENTIAL/COMMERCIAL (1.91%)
         91,700  D.R. Horton, Inc.                                   2,976,582
                                                                  ------------

                 COAL (1.05%)
         72,600  Arch Coal, Inc.                                     1,648,020
                                                                  ------------

                 COMPUTER SERVICES (1.06%)
         15,600  Affiliated Computer Services, Inc.-
                   Class A*, (a)                                     1,655,628
                                                                  ------------

                 CONSULTING SERVICES (1.92%)
         62,900  DiamondCluster International, Inc.-Class A*           823,990
        131,100  KPMG Consulting, Inc.*                              2,172,327
                                                                  ------------
                                                                     2,996,317
                                                                  ------------

                 CONTAINERS - PAPER/PLASTIC (0.98%)
         96,000  Smurfit-Stone Container Corp.*                      1,533,120
                                                                  ------------

                 DIVERSIFIED MANUFACTURING OPERATIONS (1.68%)
         43,400  Danaher Corp.                                       2,617,454
                                                                  ------------

                 ELECTRIC PRODUCTS - MISCELLANEOUS (2.46%)
        358,600  UCAR International, Inc.*, (a)                      3,837,020
                                                                  ------------

                 ELECTRONIC COMPONENTS - MISCELLANEOUS (3.43%)
        180,900  Sanmina-SCI Corp.*                                  3,599,910
        305,800  Signal Technology Corp.*                            1,752,234
                                                                  ------------
                                                                     5,352,144
                                                                  ------------

   The preceding notes are an integral part of these financial statements.

                                                       PW SEQUOIA FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------
                                                             DECEMBER 31, 2001

        SHARES                                                    MARKET VALUE
------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)
                 ------------------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS (5.20%)
        264,100  Oak Technology, Inc.*                            $  3,631,375
        106,700  PLX Technology, Inc.*                               1,345,487
         88,200  Semtech Corp.*                                      3,147,858
                                                                  ------------
                                                                     8,124,720
                                                                  ------------

                 ELECTRONIC MEASURING INSTRUMENTS (0.77%)
         74,700  Trimble Navigation Ltd.*, (a)                       1,210,887
                                                                  ------------

                 E-MARKETING/INFORMATION (1.60%)
        286,300  E.piphany, Inc.*                                    2,493,673
                                                                  ------------

                 ENGINEERING/R&D SERVICES (1.94%)
         81,100  Fluor Corp.                                         3,033,140
                                                                  ------------

                 ENTERPRISE SOFTWARE/SERVICES (2.86%)
         69,000  Informatica Corp.*                                  1,001,190
         72,400  Legato Systems, Inc.*                                 939,028
        120,100  Manugistics Group, Inc.*                            2,531,708
                                                                  ------------
                                                                     4,471,926
                                                                  ------------

                 FINANCE - INVESTMENT BANKER/BROKER (1.25%)
         49,800  Investment Technology Group, Inc.*                  1,945,686
                                                                  ------------

                 HEALTH CARE (1.65%)
        158,400  Caremark Rx, Inc.*                                  2,583,504
                                                                  ------------

                 HUMAN RESOURCES (1.38%)
         80,500  Robert Half International, Inc.*                    2,149,350
                                                                  ------------

                 INDUSTRIAL AUTOMATION/ROBOTICS (1.91%)
         73,200  Brooks Automation, Inc.*                            2,977,044
                                                                  ------------

   The preceding notes are an integral part of these financial statements.

                                                       PW SEQUOIA FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------
                                                             DECEMBER 31, 2001

        SHARES                                                    MARKET VALUE
------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)
                 ------------------------
                 INSTRUMENTS - CONTROLS (1.71%)
        112,200  Thermo Electron Corp.*                           $  2,677,092
                                                                  ------------
                 INSTRUMENTS - SCIENTIFIC (3.48%)
        155,300  PerkinElmer, Inc.                                   5,438,606
                                                                  ------------

                 INSURANCE BROKERS (2.11%)
         40,800  Arthur J. Gallagher & Co.                           1,407,192
         80,400  Willis Group Holdings Ltd.*                         1,893,420
                                                                  ------------
                                                                     3,300,612
                                                                  ------------

                 INTERNET APPLICATIONS SOFTWARE (0.94%)
        113,400  MatrixOne, Inc.*                                    1,473,066
                                                                  ------------

                 INTERNET INFRASTRUCTURE SOFTWARE (1.02%)
         90,900  Chordiant Software, Inc.*                             719,019
         58,600  TIBCO Software, Inc.*                                 874,898
                                                                  ------------
                                                                     1,593,917
                                                                  ------------
                 INTERNET SECURITY (2.78%)
        248,700  RSA Security, Inc.*                                 4,342,302
                                                                  ------------

                 INVESTMENT MANAGEMENT/ADVISORY SERVICES (1.14%)
         55,200  Waddell & Reed Financial, Inc.-Class A              1,777,440
                                                                  ------------

                 MACHINERY - GENERAL INDUSTRY (1.97%)
        141,700  Albany International Corp.-Class A, (a)             3,074,890
                                                                  ------------

                 MEDICAL - BIOMEDICAL/GENETICS (0.61%)
         79,200  Arena Pharmaceuticals, Inc.*, (a)                     952,776
                                                                  ------------

                 MEDICAL PRODUCTS (0.61%)
         46,883  Viasys Healthcare, Inc.*                              947,506
                                                                  ------------

   The preceding notes are an integral part of these financial statements.

                                                       PW SEQUOIA FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------
                                                             DECEMBER 31, 2001

        SHARES                                                    MARKET VALUE
------------------------------------------------------------------------------


                 COMMON STOCK (CONTINUED)
                 ------------------------
                 NETWORKING PRODUCTS (0.40%)
         50,600  Inrange Technologies Corp.- Class B*             $    624,910
                                                                  ------------

                 OIL & GAS DRILLING (5.24%)
        177,000  ENSCO International, Inc.                           4,398,450
        111,000  Noble Drilling Corp.*                               3,778,440
                                                                  ------------
                                                                     8,176,890
                                                                  ------------

                 OIL COMPANIES - EXPLORATION & PRODUCTION (3.90%)
        222,100  Ocean Energy, Inc., (a)                             4,264,320
         48,300  Talisman Energy, Inc.                               1,828,155
                                                                  ------------
                                                                     6,092,475
                                                                  ------------

                 POWER CONVERSION/SUPPLY EQUIPMENT (1.08%)
        181,700  Artesyn Technologies, Inc.*                         1,691,627
                                                                  ------------

                 PRINTING-COMMERCIAL (0.71%)
        270,900  Mail-Well, Inc.*                                    1,110,690
                                                                  ------------

                 PROPERTY/CASUALTY INSURANCE (0.93%)
         27,100  W. R. Berkley Corp.                                 1,455,270
                                                                  ------------

                 RADIO (1.15%)
         70,500  Hispanic Broadcasting Corp.*                        1,797,750
                                                                  ------------

                 RETAIL - APPAREL/SHOE (1.64%)
         96,600  Abercrombie & Fitch Co.- Class A*                   2,562,798
                                                                  ------------

                 RETAIL - DISCOUNT (2.25%)
        113,600  Dollar Tree Stores, Inc.*                           3,511,376
                                                                  ------------

                 RETAIL - MAIL ORDER (1.96%)
         71,400  Williams-Sonoma, Inc.*, (a)                         3,063,060
                                                                  ------------

   The preceding notes are an integral part of these financial statements.

                                                       PW SEQUOIA FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------
                                                             DECEMBER 31, 2001

        SHARES                                                    MARKET VALUE
------------------------------------------------------------------------------
                 COMMON STOCK (CONTINUED)
                 ------------------------
                 SCHOOLS - DAY CARE (1.39%)
         77,500  Bright Horizons Family Solutions, Inc.*, (a)     $  2,169,225
                                                                  ------------

                 SEMICONDUCTOR COMPONENTS - INTEGRATED
                 CIRCUITS (5.24%)
         70,300  Power Intergrations, Inc.*                          1,605,652
        240,600  SIPEX Corp. *                                       3,091,710
        141,900  Taiwan Semiconductor Manufacturing Co. Ltd.*        2,436,423
         94,000  Xicor, Inc.*                                        1,043,400
                                                                  ------------
                                                                     8,177,185
                                                                  ------------

                 TEXTILE - APPAREL (1.66%)
        357,300  Unifi, Inc.*, (a)                                   2,590,425
                                                                  ------------

                 THEATERS (2.33%)
        303,000  AMC Entertainment, Inc.*                            3,636,000
                                                                  ------------

                 TOYS (3.01%)
        289,900  Hasbro, Inc., (a)                                   4,705,077
                                                                  ------------

                 TRANSPORTATION - TRUCK (1.79%)
          1,700  Swift Transportation Co., Inc.*                        36,566
        110,300  Yellow Corp.*, (a)                                  2,768,530
                                                                  ------------
                                                                     2,805,096
                                                                  ------------
                 TOTAL COMMON STOCK (COST $118,329,063)            137,440,148
                                                                  ------------

                 COMMON STOCK SOLD, NOT YET PURCHASED ((6.76)%)
                 ----------------------------------------------
                 APPLICATIONS SOFTWARE ((0.50)%)
        111,100  Red Hat, Inc.*                                       (788,810)
                                                                  ------------

                 ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.50)%)
         11,900  Broadcom Corp.,-Class A*                             (486,353)
         11,300  Chartered Semiconductor Manufacturing Ltd.*          (298,761)
                                                                  ------------
                                                                      (785,114)
                                                                  ------------


   The preceding notes are an integral part of these financial statements.

                                                       PW SEQUOIA FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------
                                                             DECEMBER 31, 2001

        SHARES                                                    MARKET VALUE
------------------------------------------------------------------------------

                 COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                 ------------------------------------------------
                 ENTERPRISE SOFTWARE/SERVICES ((0.32)%)
         14,700  Business Objects S.A.*                           $   (496,860)
                                                                  ------------

                 INDEX FUNDS ((2.62)%)
         58,500  Semiconductor HOLDRs Trust*                        (2,448,225)
         36,500  Software HOLDRS Trust*                             (1,649,800)
                                                                  ------------
                                                                    (4,098,025)
                                                                  ------------

                 INTERNET SOFTWARE ((0.26)%)
         24,500  Riverdeep Group PLC*                                 (411,845)
                                                                  ------------
                 MEDICAL INFORMATION SYSTEMS ((0.27)%)
         24,900  Eclipsys Corp.*                                      (417,075)
                                                                  ------------

                 NETWORKING PRODUCTS ((0.73)%)
         56,000  Foundry Networks, Inc.*                              (456,400)
        107,500  Lucent Technologies, Inc.*                           (677,250)
                                                                  ------------
                                                                    (1,133,650)
                                                                  ------------

                 RETAIL - TOY STORE ((0.64)%)
         48,400  Toys "R" Us, Inc.*                                 (1,003,816)
                                                                  ------------
                 SEMICONDUCTOR EQUIPMENT ((0.36)%)
         25,000  Helix Technology Corp.*                              (563,750)
                                                                  ------------

                 THERAPEUTICS ((0.19)%)
          6,300  ImClone Systems, Inc.*                               (292,698)
                                                                  ------------

                 TRANSPORTATION-TRUCK ((0.37)%)
         18,200  USFreightways Corp.*                                 (571,480)
                                                                  ------------

                 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                 (PROCEEDS (10,986,702))                           (10,563,123)

          TOTAL INVESTMENTS -- 81.24% (Cost $107,342,361)          126,877,025
                                                                  ------------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 18.76%           29,304,068
                                                                  ------------
          TOTAL NET ASSETS -- 100.00%                             $156,181,093
                                                                  ============

* Non-income producing security.
(a) Partially or wholly held ($23,093,669 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.


     The preceding notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

--------------------------- -------------------- --------------------------- ------------------ ----------------------
                                                                                   NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                     FUND        OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                     COMPLEX          DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY       HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED(1)        DURING PAST 5 YEARS         DIRECTOR(2)    OUTSIDE FUND COMPANY
---------------------           --------------      -----------------------       -----------    --------------------

--------------------------- -------------------- --------------------------- ------------------ ----------------------
                                                  DISINTERESTED DIRECTORS
--------------------------- -------------------- --------------------------- ------------------ ----------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
--------------------------- -------------------- --------------------------- ------------------ ----------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
--------------------------- -------------------- --------------------------- ------------------ ----------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
--------------------------- -------------------- --------------------------- ------------------ ----------------------
                                                    INTERESTED DIRECTOR
--------------------------- -------------------- --------------------------- ------------------ ----------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November 2000
Director
--------------------------- -------------------- --------------------------- ------------------ ----------------------
                                             OFFICER(S) WHO ARE NOT DIRECTORS
--------------------------- -------------------- --------------------------- ------------------ ----------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
--------------------------- -------------------- --------------------------- ------------------ ----------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
--------------------------- -------------------- --------------------------- ------------------ ----------------------

(1)For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2)Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.